Intangible assets, Property, plant and equipment and Right-of-use assets - Additional Information (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statements [Line Items]
Purchase of property, plant and equipment	€ 1.1	€ 1.8	€ 2.2	€ 2.4
Rental Land
Statements [Line Items]
Addition to right-of-use assets			€ 6.7